Debt	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Debt

6. Debt

Debt, including debt due to related parties, consists of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Secured promissory notes (“October 2012 and April 2013 Secured Promissory Notes”) bearing interest at 8.00% per annum, interest and principal due at maturity (December 31, 2022), collateralized by substantially all of the Company’s assets.	$3,425	$3,425
Secured promissory note (“June 2014 Secured Promissory Note”) bearing interest at prime plus 2% (6.00% as of June 30, 2022) per annum, payable monthly through June 2036, collateralized by certain of the Company’s deposit accounts and MMM LLC’s inventories, chattel paper, accounts, equipment and general intangibles, net of unamortized debt discount as of June 30, 2022 of $138 and December 31, 2021 of $147.	7,599	7,774
Secured revolving borrowing (“LSQ Financing”) bearing interest at (12.80% annually) payable through the lenders direct collection of certain accounts receivable through July 2022, collateralized by substantially all of the Company’s personal property.	9,636	14,829
Senior secured promissory notes (“August 2015 Senior Secured Promissory Notes”) bearing interest at 8% per annum, interest and principal payable at maturity (December 31, 2022), collateralized by substantially all of the Company’s assets.	7,300	7,300
Research loan facility ("2018 Research Facility") bearing interest at 1.00% per annum, interest payments are due annually on the anniversary date of the facility with principal payable in 25% increments on the anniversary date of the facility beginning on the fourth anniversary of the loan (September 2022), net of imputed interest as of June 30, 2022 $21K and December 31, 2021 of $38K, respectively.	255	272
Debt	$28,215	$33,600
Less current portion	(20,726)	(25,909)
Debt, non-current	$7,489	$7,691

As of June 30, 2022, aggregate contractual future principal payments on the Company’s debt are due as follows (in thousands):

PERIOD ENDING DECEMBER 31,
2022 (remaining six months)	$17,346
2023	462
2024	482
2025	505
2026	460
Thereafter	5,844
Total future principal payments	25,099
Interest payments included in debt balance (1)	3,275
Total future debt payments	$28,374
1)	Due to the debt extinguishment requirements, the Company has included both accrued interest and future interest in the debt balance for certain outstanding debt.

October 2012 and April 2013 Secured Promissory Notes

As of June 30, 2022, there have been no changes to the previously reported total principal amount outstanding under the October 2012 and April 2013 Secured Promissory Note, which continues to be $2,450,000. Due to the historical accounting for the promissory note the amount recorded on the condensed consolidated balance sheet of $3,425,000 includes $975,000 in accrued interest, of which as of June 30, 2022 and 2021, a total of $876,000 and $680,000, respectively, had been incurred. As of June 30, 2022, the Company is in compliance with all financial covenants.

In connection with the completion of the previously announced merger between the Company and Bioceres, the October 2012 and April 2013 Promissory Notes was subsequently paid.

June 2014 Secured Promissory Note

In June 2014, the Company borrowed $10,000,000 pursuant to a business loan agreement and promissory note (“June 2014 Secured Promissory Note”) with Five Star Bank that bears an interest of 6.00% (per annum) as of June 30, 2022. The interest rate is subject to change and is based on the prime rate plus 2.00% per annum. The Company is required to maintain a deposit balance with the Five Star Bank of $1,560,000, which is recorded as restricted cash included in non-current assets.

Under this note the Company is required to maintain a current ratio of not less than 1.25-to-1.0, a debt-to-worth ratio of no greater than 4.0-to-1.0 and a loan-to-value ratio of no greater than 70% as determined by Five Star Bank. In the event of default on the debt, Five Star Bank may declare the entire unpaid principal and interest immediately due and payable. In connection with the completion of the previously announced merger between the Company and Bioceres, the June 2014 Secured Promissory Notes was subsequently paid, and the restricted cash balance became available to the Company for use in operations.

The following table reflects the activity under this note (in thousands):

	2022	2021
Principal balance, net at January 1,	$7,774	$8,106
Principal payments	(392)	(392)
Interest	208	218
Debt discount amortization	9	9
Principal balance, net at June 30,	$7,599	$7,941

August 2015 Senior Secured Promissory Notes

As of June 30, 2022, there have been no changes to the previously reported total principal amount outstanding under the August 2015 Senior Secured Promissory Notes, which continues to be $5,000,000. Due to the historical accounting for the promissory note the amount recorded on the condensed consolidated balance sheet of $7,300,000 includes $2,300,000 in accrued interest, of which as of June 30, 2022 and 2021, a total of $2,099,000 and $1,699,000, respectively, had been incurred.

The August 2015 Senior Secured Promissory Notes provide for various events of default, including, among others, default in payment of principal or interest, breach of any representation or warranty by the Company or any subsidiary under any agreement or document delivered in connection with the notes, a continued breach of any other condition or obligation under any loan document, certain bankruptcy, liquidation, reorganization or change of control events, the acquisition by any person or persons acting as group, other than the lenders, of beneficial ownership of 40% or more of the outstanding voting stock of the Company. Upon an event of default, the entire principal and interest may be declared immediately due and payable. As of June 30, 2022, the Company was in compliance with its covenants under the August 2015 Senior Secured Promissory Notes.

In connection with the completion of the previously announced merger between the Company and Bioceres, the August 2015 Senior Secured Promissory Notes was subsequently paid.

LSQ Financing

In January 2020, the Company entered into a Second Amendment to the Company’s Invoice Purchase Agreement with LSQ. The amendment, among other things, (i) increased the amount of eligible customer invoices which LSQ may elect to purchase from the Company to up to $20,000,000 of eligible customer invoices from the Company from $7,000,000; (ii) increased the advance rate to 90% from 85% and 70% from 60%, respectively, of the face value of domestic and international receivables being sold; (iii) decreased the invoice purchase fee rate from 0.40% to 0.25%; (iv) increased the funds usage fee from 0.020% to 0.025%; (v) extended the 0% aging and collection fee percentage charged at the time when the purchased invoice is collected from 90 days to 120 days, and increased the fee percentage charged thereafter from 0.35% to 0.75%; and (vi) decreased the early termination fee from 0.75% to 0.50%.

In addition to the Amendment, the Company simultaneously entered into an Amended Inventory Financing Addendum (the “Addendum”) with LSQ. The Addendum allows the Company to request an advance up to the lesser of (i) 100% of the Company’s unpaid finished goods inventory; (ii) 65% of the appraised value of the Company’s inventory performed on or on behalf of LSQ; or (iii) $3,000,000. Funds advance under the Addendum are subject to a monthly inventory management fee of 0.5% on the average monthly inventory funds available and a daily interest rate of 0.025%. In December 2021, the Addendum was amended to increase the maximum funds advance to $4,500,000.

In May 2022, the Company entered into Reserve Shortfall Letter (the “Letter”) to the Company’s Invoice Purchase Agreement with LSQ. Under the Letter, LSQ is permitted to make advances to the Company in anticipation of LSQ Purchasing Accounts, to create a reserve shortfall. Further, the Company is permitted to request, and LSQ may make, additional advances during such time as a reserve shortfall exists and together with the Initial Anticipated Purchase Price Payment, up to an aggregate of $1,000,000. As consideration the Company shall pay LSQ, in addition to all other fees payable under the Agreement, a fee of 13% per annum on the balance of the reserve shortfall which shall be accrued daily and paid monthly on the last day of the month in which it accrues, until the reserve shortfall is repaid in full.

As of June 30, 2022, the Company was in compliance with all financial covenants of the agreement. For the three months ended June 30, 2022 and 2021, the Company recorded interest expense of approximately $324,000 and $200,000, respectively, in connection with the LSQ arrangement. For the six months ended June 30, 2022 and 2021, the Company recorded interest expense of approximately $720,000 and $432,000, respectively, in connection with the LSQ arrangement. As of June 30, 2022, $9,636,000 was outstanding under the LSQ Financing.